Information Pertaining to G.1.a.iii

The Registrant's Independent
Registered Public Accounting Firm
noted a deficiency believed to be a
material weakness for the Registrant.
Management has developed a plan
and will be taking action to
remediate the material weakness,
including among other things
engaging an independent third party
valuation agent.